Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets, Net [Abstract]
Intangible Assets, Net
	December 31,
	2020	2019
	U.S. Dollars (in thousands)

Patent registration costs	1,927	1,711

Accumulated amortization	1,318	1,220

Total intangible assets, net	609	491

Estimated Amortization Expense

As of December 31, 2020, the estimated amortization expenses of intangible assets for the years 2021 to 2025 is as follows:

Year ended December 31,	U.S. Dollars (in thousands)
2021	101
2022	99
2023	88
2024	78
2025	71